Loans - Schedule of Loans (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Feb. 19, 2026	Dec. 01, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Interest rate				102.86%
Loans Noncurrent		$ 8,226				$ 7,035		$ 6,682
Loans current		2,355				1,907		1,508
Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent		61				18		9
Loans current		27				39		131
Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent		8,165				7,017		6,673
Loans current		2,328				1,868		1,377
Negotiable obligations [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans current								60
Negotiable obligations [member] | Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	[1],[2]	7,466				6,255		6,191
Loans current	[1],[2]	$ 1,486				1,317		767
Negotiable obligations [member] | Currencies other than Argentine pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[1],[2]				0.00%
Maturity Year	[1],[2]	2026
Negotiable obligations [member] | Currencies other than Argentine pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[1],[2]	10.00%
Maturity Year	[1],[2]	2047
Export pre-financing [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Maturity Year	[3]	-
Loans current	[3]	$ 0				31
Export pre-financing [member] | Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent		153						102
Loans current		$ 197				383	[4]	545	[4]
Export pre-financing [member] | Currencies other than Argentine pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.50%
Maturity Year		2026
Export pre-financing [member] | Currencies other than Argentine pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		8.65%
Maturity Year		2028
Financial loans [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent		$ 61				18		9
Loans current		$ 24				8		15
Financial loans [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		33.29%
Maturity Year		2026
Financial loans [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		49.65%
Maturity Year		2027
Financial loans [member] | Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent		$ 546	[5]			718	[5]	380
Loans current		$ 561	[5]			76		65
Financial loans [member] | Currencies other than Argentine pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		2.40%
Maturity Year		2026
Financial loans [member] | Currencies other than Argentine pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		11.00%
Maturity Year		2030
Imports Financing [member] | Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Maturity Year		2026
Loans Noncurrent						19
Loans current		$ 20				17
Imports Financing [member] | Currencies other than Argentine pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.60%
Imports Financing [member] | Currencies other than Argentine pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		10.50%
Account Overdraft [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Maturity Year		2026
Loans current		$ 3						$ 56
Account Overdraft [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		35.00%
Stock market promissory notes [member] | Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Maturity Year		2026
Loans Noncurrent						25
Loans current		$ 64				$ 75
Stock market promissory notes [member] | Currencies other than Argentine pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		0.00%
Stock market promissory notes [member] | Currencies other than Argentine pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		4.50%

[1]	Disclosed net of 175, 18 and 3 corresponding to YPF’s own NO repurchased through open market transactions, as of December 31, 2025, 2024 and 2023, respectively.
[2]	Includes 1,475, 1,496 and 1,327 as of December 31, 2025, 2024 and 2023, respectively, of nominal value that will be canceled in pesos at the applicable exchange rate in accordance with the terms of the series issued.
[3]	Corresponds to pre-financing of exports in pesos granted by BNA.
[4]	Includes 133 and 86 as of December 31, 2024 and 2023, respectively, of pre-financing of exports granted by BNA.
[5]	Includes 233 and 28 of loans granted by BNA as of December 31, 2025 and 2024, respectively.